Pay vs Performance Disclosure		12 Months Ended
	Sep. 29, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our co-principal executive officers (“Co-PEOs”) and Non-PEO NEO and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year	Summary Compensation Table Total for Neil Blumenthal(1) ($)	Compensation Actually Paid to Neil Blumenthal(1)(2)(3) ($)	Summary Compensation Table Total for Dave Gilboa(1) ($)	Compensation Actually Paid to Dave Gilboa(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEO(1) ($)	Average Compensation Actually Paid to Non-PEO NEO(1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based On(4):		Net Income (in $000s)	Adjusted EBITDA Margin(5)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2022	699,700	(98,065,752)	699,700	(98,065,752)	597,200	(8,681,556)	25	85	(110,393)	4.5%
2021	103,599,384	136,895,038	103,599,384	136,919,117	5,885,098	18,392,384	85	111	(144,271)	4.6%
9/29/2021	N/A	N/A	N/A	N/A	N/A	N/A	100	100	N/A	N/A
(1)
Messrs. Blumenthal and Gilboa were our Co-PEOs for each of the years presented. Mr. Miller was our only Non-PEO NEO for each of the years presented.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Co-PEOs and the Non-PEO NEO as set forth below.

Year	Value of Equity Awards Disclosed in the Summary Compensation Table ($)	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Equity Award Adjustments ($)
2022
Neil Blumenthal	—	—	(93,008,829)	—	(5,756,623)	—	—	(98,765,452)
Dave Gilboa	—	—	(93,008,829)	—	(5,756,623)	—	—	(98,765,452)
Steve Miller	—	—	(5,683,599)	—	(3,595,157)	—	—	(9,278,756)
2021
Neil Blumenthal	(102,675,484)	125,369,955	1,509,432	6,488,580	2,603,171	—	—	33,295,654
Dave Gilboa	(102,675,484)	125,369,955	1,533,511	6,488,580	2,603,171	—	—	33,319,733
Steve Miller	(5,164,198)	7,437,949	4,288,945	1,768,012	4,176,578	—	—	12,507,286
Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Messrs. Blumenthal’s and Gilboa’s multi-year founders’ grants, using a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s). For all awards, fair value is determined based on the same methodology as used to determine grant-date fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 7 to our consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 and prior fiscal years.
(4)
The Peer Group TSR set forth in this table utilizes S&P Apparel, Accessories & Luxury Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting September 29, 2021, the date of the Company’s direct listing, through the end of the listed year in each of the Company and in the S&P Apparel, Accessories & Luxury Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Adjusted EBITDA margin to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our Co-PEOs and Non-PEO NEO in 2022. We may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA margin is defined for purposes of the Annual Bonus Plan as set forth above in the “Compensation Discussion and Analysis” section.

Company Selected Measure Name		Adjusted EBITDA Margin
Named Executive Officers, Footnote [Text Block]		(1) Messrs. Blumenthal and Gilboa were our Co-PEOs for each of the years presented. Mr. Miller was our only Non-PEO NEO for each of the years presented.
Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR set forth in this table utilizes S&P Apparel, Accessories & Luxury Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting September 29, 2021, the date of the Company’s direct listing, through the end of the listed year in each of the Company and in the S&P Apparel, Accessories & Luxury Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Co-PEOs and the Non-PEO NEO as set forth below.

Year	Value of Equity Awards Disclosed in the Summary Compensation Table ($)	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Equity Award Adjustments ($)
2022
Neil Blumenthal	—	—	(93,008,829)	—	(5,756,623)	—	—	(98,765,452)
Dave Gilboa	—	—	(93,008,829)	—	(5,756,623)	—	—	(98,765,452)
Steve Miller	—	—	(5,683,599)	—	(3,595,157)	—	—	(9,278,756)
2021
Neil Blumenthal	(102,675,484)	125,369,955	1,509,432	6,488,580	2,603,171	—	—	33,295,654
Dave Gilboa	(102,675,484)	125,369,955	1,533,511	6,488,580	2,603,171	—	—	33,319,733
Steve Miller	(5,164,198)	7,437,949	4,288,945	1,768,012	4,176,578	—	—	12,507,286
Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Messrs. Blumenthal’s and Gilboa’s multi-year founders’ grants, using a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s). For all awards, fair value is determined based on the same methodology as used to determine grant-date fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 7 to our consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 and prior fiscal years.

Non-PEO NEO Average Total Compensation Amount		$ 597,200	$ 5,885,098
Non-PEO NEO Average Compensation Actually Paid Amount		$ (8,681,556)	18,392,384
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Co-PEOs and the Non-PEO NEO as set forth below.

Year	Value of Equity Awards Disclosed in the Summary Compensation Table ($)	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Equity Award Adjustments ($)
2022
Neil Blumenthal	—	—	(93,008,829)	—	(5,756,623)	—	—	(98,765,452)
Dave Gilboa	—	—	(93,008,829)	—	(5,756,623)	—	—	(98,765,452)
Steve Miller	—	—	(5,683,599)	—	(3,595,157)	—	—	(9,278,756)
2021
Neil Blumenthal	(102,675,484)	125,369,955	1,509,432	6,488,580	2,603,171	—	—	33,295,654
Dave Gilboa	(102,675,484)	125,369,955	1,533,511	6,488,580	2,603,171	—	—	33,319,733
Steve Miller	(5,164,198)	7,437,949	4,288,945	1,768,012	4,176,578	—	—	12,507,286
Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Messrs. Blumenthal’s and Gilboa’s multi-year founders’ grants, using a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s). For all awards, fair value is determined based on the same methodology as used to determine grant-date fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 7 to our consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between Co-PEOs and Other NEO Compensation Actually Paid and Company TSR.
The following chart sets forth the relationship between Compensation Actually Paid to our Co-PEOs, the Compensation Actually Paid to our other NEO, and the Company’s cumulative TSR since the Company’s direct listing on September 29, 2021.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between Co-PEOs and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our Co-PEOs, the Compensation Actually Paid to our other NEO, and our Net Income during the two most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between Co-PEOs and Other NEO Compensation Actually Paid and Adjusted EBITDA Margin
The following chart sets forth the relationship between Compensation Actually Paid to our Co-PEOs, the Compensation Actually Paid to our other NEO, and our Adjusted EBITDA margin during the two most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR since September 29, 2021, the date of our direct listing, to that of the S&P Apparel, Accessories & Luxury Index over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our Co-PEOs and other NEO for 2022 to Company performance. The measures in this table are not ranked.
Adjusted EBITDA Margin Net Revenue Company Stock Price

Total Shareholder Return Amount	$ 100	$ 25	85
Peer Group Total Shareholder Return Amount	$ 100	85	111
Net Income (Loss)		$ (110,393,000)	$ (144,271,000)
Company Selected Measure Amount		4.5	4.6
PEO Name		BlumenthalGilboa
Additional 402(v) Disclosure [Text Block]			33,295,654
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA Margin
Non-GAAP Measure Description [Text Block]
(5)
We determined Adjusted EBITDA margin to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our Co-PEOs and Non-PEO NEO in 2022. We may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA margin is defined for purposes of the Annual Bonus Plan as set forth above in the “Compensation Discussion and Analysis” section.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Company Stock Price
Blumenthal [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 699,700	$ 103,599,384
PEO Actually Paid Compensation Amount		(98,065,752)	136,895,038
Gilboa [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		699,700	103,599,384
PEO Actually Paid Compensation Amount		(98,065,752)	136,919,117
PEO [Member] | Blumenthal [Member] | Change In Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(93,008,829)	1,509,432
PEO [Member] | Blumenthal [Member] | Change In Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,756,623)	2,603,171
PEO [Member] | Blumenthal [Member] | Inclusion Of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(98,765,452)	33,319,733
PEO [Member] | Blumenthal [Member] | Exclusion Of Stock And Option Awards For PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(102,675,484)
PEO [Member] | Blumenthal [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as Of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			125,369,955
PEO [Member] | Blumenthal [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,488,580
PEO [Member] | Gilboa [Member] | Change In Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(93,008,829)	1,533,511
PEO [Member] | Gilboa [Member] | Change In Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,756,623)
PEO [Member] | Gilboa [Member] | Inclusion Of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(98,765,452)
Non-PEO NEO [Member] | Change In Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,595,157)	4,288,945
Non-PEO NEO [Member] | Change In Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,683,599)	4,176,578
Non-PEO NEO [Member] | Inclusion Of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (9,278,756)	12,507,286
Non-PEO NEO [Member] | Exclusion Of Stock And Option Awards For PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,164,198)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as Of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,437,949
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 1,768,012